Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about commitments [Table Text Block]
				At December 31,	At December 31,
	Within 1 year	1 - 5 years	Over 5 years	2018	2017
Long-term debt and related interest and withholding tax payments	-	-	-	-	186,270
Accounts payable and accrued liabilities	3,232	-	-	3,232	47,916
Asset retirement provisions (undiscounted)	-	-	-	-	45,526
Long-term incentive plan (cash-settled awards)	241	300	-	541	-
Mine operating/construction, open purchase orders and operating leases	-	-	-	-	17,431
Corporate operating leases	131	71		202	-
Total	3,604	371	-	3,975	297,143